Consolidated Balance Sheets	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)
CURRENT ASSETS:
Cash	$ 832,006	$ 12,088
GST tax receivable	13,694	5,302
Prepaid expenses - current portion	7,661,967	8,334,046
Other current assets	34,923	1,380
TOTAL CURRENT ASSETS	8,542,590	8,352,816
Deferred offering costs		291,773
Prepaid expenses - long-term portion	4,190,543	10,925,835
Security deposit - related party	2,074	1,971
Operating lease right-of-use assets, net - related party	40,790	59,413
Property and equipment, net	3,915
TOTAL ASSETS	12,779,912	19,631,808
CURRENT LIABILITIES:
Accounts payable	1,131,429	1,249,596
Accrued expenses and other payables	855,350	1,486,550
Accrued interest	128,318	190,795
Notes payable, net of discount		543,312
Convertible notes, net of discounts and including put premiums		537,921
Operating lease liability - related party, current portion	24,489	17,664
Embedded conversion option liabilities		403,892
Employee benefit liability	754,038	667,901
TOTAL CURRENT LIABILITIES	3,354,433	5,578,240
NON-CURRENT LIABILITIES:
Loan payable - long-term - related party, net of discount		105,627
Operating lease liability - long-term portion - related party	23,818	41,749
TOTAL NON-CURRENT LIABILITIES	23,818	147,376
TOTAL LIABILITIES	3,378,251	5,725,616
Commitments and Contingencies (See Note 9)
STOCKHOLDERS’ EQUITY:
Common stock, $0.001 par value; 10,000,000,000 shares authorized; 3,310,827 and 464,471 shares issued and outstanding as of June 30, 2026 and 2025, respectively	3,310	464
Common stock issuable (487,939 and 310 shares as of June 30, 2026 and 2025, respectively)	487
Additional paid-in capital	152,752,314	138,254,808
Accumulated other comprehensive income	1,176,255	1,318,917
Accumulated deficit	(144,484,230)	(125,621,520)
Treasury stock ($0.001 share)	(46,477)	(46,477)
TOTAL STOCKHOLDERS’ EQUITY	9,401,661	13,906,192
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	12,779,912	19,631,808
Series A Preferred Stock [Member]
STOCKHOLDERS’ EQUITY:
Preferred stock, value
Series B Preferred Stock [Member]
STOCKHOLDERS’ EQUITY:
Preferred stock, value
Series C Preferred Stock [Member]
STOCKHOLDERS’ EQUITY:
Preferred stock, value	2
Nonrelated Party [Member]
CURRENT LIABILITIES:
Loans payable		65,280
Related Party [Member]
CURRENT LIABILITIES:
Accrued interest	28,318	56,935
Loans payable	460,809	415,329
Operating lease liability - related party, current portion	24,489	17,664
NON-CURRENT LIABILITIES:
Loan payable - long-term - related party, net of discount	0	105,627
Operating lease liability - long-term portion - related party	$ 23,818	$ 41,749